Interest expense (Tables)	6 Months Ended
Jun. 30, 2022
Interest Expense [Abstract]
Summary of interest expense
Interest expense consists of the following:

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Cash and payment-in-kind interest on debt facilities	(30)	—	(41)	—	(24)
Interest on SFL leases	—	(22)	—	(7)	(55)
Unwinding of debt premium	—	—	1	—	—
Interest expense	(30)	(22)	(40)	(7)	(79)
Cash and payment-in-kind interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor	Predecessor	Successor	Predecessor
(In $ millions)	Three months ended June 30, 2022	Three months ended June 30, 2021	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022	Six months ended June 30, 2021
Pre-filing senior credit facilities	—	—	—	—	(24)
Post-emergence first-lien senior secured	(3)	—	(5)	—	—
Post-emergence second lien senior secured	(26)	—	(35)	—	—
Post-emergence unsecured convertible bond	(1)	—	(1)	—	—
Cash and payment-in-kind interest	(30)	—	(41)	—	(24)